Share-Based Compensation - Summary of Stock Option Plan granted (Detail)	12 Months Ended
Dec. 31, 2019
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting Period	25% per year over four years 1
Maximum term	10 years
Settlement Period	Shares
Units Granted	1,376,533
Units Outstanding	9,191,480
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Granted	Annually
Vesting Period	On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period
Maximum term	Not applicable
Settlement Period	Cash / Shares 2
Units Granted	719,330
Units Outstanding	1,834,984
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Eligible employees
Granted	Annually
Vesting Period	On third anniversary of grant date and are not subject to performance conditions
Maximum term	Not applicable
Settlement Period	Cash
Units Granted	425,082
Units Outstanding	986,756
Stock appreciation right (SAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Awards no longer granted; legacy awards only
Granted	Awards no longer granted; legacy awards only
Vesting Period	25% per year over four years
Maximum term	10 years
Settlement Period	Cash
Units Granted	0
Units Outstanding	1,750,169
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Non-executive directors
Granted	At the discretion of the Board of Directors
Vesting Period	Fully vest upon grant
Maximum term	Not applicable
Settlement Period	Cash 3
Units Granted	50,958
Units Outstanding	434,093